Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 20, 2023	Jan. 20, 2021	Mar. 31, 2023	Dec. 31, 2022	Apr. 04, 2023	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Purchase price, per unit (in Dollars per share)			$ 10
Price of warrant (in Dollars per share)			$ 1	$ 1
Transaction costs		$ 14,214,049		$ 14,214,049
Cash underwriting fees		4,140,000		4,140,000
Reimbursement from underwriter		1,380,000		1,380,000
Deferred underwriting fees				9,660,000
Other offering costs		$ 414,049		$ 414,049
Investments maturity term		185 days
Condition for future business combination use of proceeds percentage			80.00%	80.00%
Condition for future business combination threshold percentage ownership			50.00%	50.00%
Minimum net tangible assets upon consummation of the Business Combination			$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent			15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination			100.00%
Maximum allowed dissolution expenses	$ 100,000		$ 100,000
Public share price, per share (in Dollars per share)				$ 10
Operating bank accounts			67,944	$ 67,944
Cash operating account				19,376,793
Money market securities held in trust account			17,651,924	775,917	$ 35,000,000
Working capital deficit				899,400
Franchise taxes payable			95,696	150,000
Amount on deposit in the Trust Account			2,988,141	3,796,223
Sponsor paid certain expenses				651,799
Gross proceeds		$ 276,000,000		276,000,000
Deferred underwriting fee payable		$ 9,660,000	3,643,200	9,660,000		$ 9,660,000
Marketable securities held in Trust Account			17,651,924	$ 20,152,710		$ 276,026,092
Working capital deficit			2,368,916
Expenses paid by sponsor			$ 1,465,558
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units sold (in Shares)		27,600,000	27,600,000	27,600,000
Purchase price, per unit (in Dollars per share)		$ 10		$ 10
Gross proceeds		$ 276,000,000
Price of warrant (in Dollars per share)		$ 10
Net proceed		$ 276,000,000
Gross proceeds		$ 276,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units sold (in Shares)		3,600,000	3,600,000	3,600,000
Purchase price, per unit (in Dollars per share)		$ 10	$ 10	$ 10
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of Private Placement Warrants (in Shares)		5,640,000
Price of warrant (in Dollars per share)		$ 1
Gross proceeds		$ 5,640,000
Public Share [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per public share (in Dollars per share)				$ 10
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Obligation to redeem Public Shares if entity does not complete a Business Combination	100.00%
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of Private Placement Warrants (in Shares)			5,640,000
Private Placement Warrants [Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds				$ 5,640,000
Sale of Private Placement Warrants (in Shares)				5,640,000
Price of warrant (in Dollars per share)				$ 1
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Public share (in Dollars per share)			$ 10